Balance Sheet Components - Schedule of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Raw materials	$ 2,249	$ 1,845	$ 1,114
Finished goods	224	201
Total inventory	$ 2,473	$ 2,046	$ 1,114